Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2020
Accrued Liabilities Current [Abstract]
Accrued Expenses and Other Current Liabilities

14.  Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities are comprised of (in thousands):

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Deposits from advertising agencies and customers	16,029	16,266	2,493
Accrued professional fees	7,869	5,246	804
Advertising and promotion expenses payables and accruals	70,914	18,247	2,796
General operating expenses payables and accruals	71,350	65,732	10,074
Deposits from potential house buyers	83,131	49,210	7,542
Forward contract in relation to disposal of investments in Particle (Note 10)	15,988	—	—
Others	8,841	17,675	2,708
Total	274,122	172,376	26,417

As the agent of real estate developers, the Group sells individual property buyers coupons issued by real estate developers that enable them to purchase specified properties from real estate developers at a discounted price. Coupons purchase price are collected initially by the Group upfront from the property buyers, and subsequently, the coupon purchase price will be remitted to the real estate developers when property buyers use the coupons to purchase the specified properties, or will be refunded to property buyers if they decide not to buy. The coupons purchase price paid by the property buyers are recorded in accrued expenses and other current liabilities in the Group's consolidated balance sheets.